Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Risk Management Assets and Liabilities

As at	December 31, 2021
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Financial assets
Fair value through net income (a)
Risk management assets - current	$112	$—	$73	$39	$112
Risk management assets - non-current	50	—	22	28	50
Fair value through regulatory assets (a)
Risk management assets - current	1	—	—	1	1
Risk management assets - non-current	1	—	—	1	1
	$164	$—	$95	$69	$164
Financial liabilities
Fair value through net income (a)
Risk management liabilities - current	$113	$—	$58	$55	$113
Risk management liabilities - non-current	90	—	11	79	90
Fair value through regulatory liabilities (a)
Risk management liabilities - current	15	—	—	15	15
Risk management liabilities - non-current	75	—	—	75	75
Amortized cost
Current portion of long-term debt	511	—	511	—	511
Long-term debt	7,684	—	7,898		7,898
Other current liabilities (b)	43	—	43	—	43
	$8,531	$—	$8,521	$224	$8,745
(a)    To manage price risk associated with acquiring natural gas supply for Maryland, Virginia, and District of Columbia utility customers, Washington Gas, a subsidiary of the Corporation, enters into physical and financial derivative transactions. Any gains and losses associated with these derivatives are recorded as regulatory liabilities or assets, respectively, to reflect the rate treatment for these economic hedging activities. Additionally, as part of its asset optimization program, Washington Gas enters into derivatives with the primary objective of securing operating margins that Washington Gas will ultimately realize. Regulatory sharing mechanisms provide for the annual realized profit from these transactions to be shared between Washington Gas' shareholder and customers; therefore, changes in fair value are recorded through earnings, or as regulatory assets or liabilities to the extent that it is probable that realized gains and losses associated with these derivative transactions will be included in the rates charged to customers when they are realized.
(b)    Excludes non-financial liabilities.

As at	December 31, 2020
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Financial assets
Fair value through net income (a)
Risk management assets - current	$94	$—	$73	$21	$94
Risk management assets - non-current	38	—	2	36	38
Fair value through regulatory assets (a)
Risk management assets - current	4	—	1	3	4
Risk management assets - non-current	9	—	—	9	9
	$145	$—	$76	$69	$145
Financial liabilities
Fair value through net income (a)
Risk management liabilities - current	$102	$—	$78	$24	$102
Risk management liabilities - non-current	66	—	15	51	66
Fair value through regulatory liabilities (a)
Risk management liabilities - current	9	—	—	9	9
Risk management liabilities - non-current	79	—	1	78	79
Amortized cost
Current portion of long-term debt	360	—	360	—	360
Long-term debt	7,626	—	8,451	—	8,451
Other current liabilities (b)	37	—	37	—	37
	$8,279	$—	$8,942	$162	$9,104
(a)To manage price risk associated with acquiring natural gas supply for Maryland, Virginia, and District of Columbia utility customers, Washington Gas, a subsidiary of the Corporation, enters into physical and financial derivative transactions. Any gains and losses associated with these derivatives are recorded as regulatory liabilities or assets, respectively, to reflect the rate treatment for these economic hedging activities. Additionally, as part of its asset optimization program, Washington Gas enters into derivatives with the primary objective of securing operating margins that Washington Gas will ultimately realize. Regulatory sharing mechanisms provide for the annual realized profit from these transactions to be shared between Washington Gas' shareholder and customers; therefore, changes in fair value are recorded through earnings, or as regulatory assets or liabilities to the extent that it is probable that realized gains and losses associated with these derivative transactions will be included in the rates charged to customers when they are realized.
(b)Excludes non‑financial liabilities.

Quantitative Information About the Significant Unobservable Inputs Used In The Fair Value Measurement Of Level 3
The following table includes quantitative information about the significant unobservable inputs used in the fair value measurement of Level 3 financial instruments as at December 31, 2021:

	Net Fair Value	Valuation Technique	Unobservable Inputs	Range			Weighted Average (a)
Natural gas	$(106)	Discounted Cash Flow	Natural Gas Basis Price (per Dth)	$(1.79)	-	$5.71	$(0.51)
Natural gas	$(1)	Option Model	Natural Gas Basis Price (per Dth)	$(1.61)	-	$5.57	$0.39
			Annualized Volatility of Spot Market Natural Gas	14%	-	399%	60%
Electricity	$(48)	Discounted Cash Flow	Electricity Congestion Price (per MWh)	$(8.13)	-	$93.94	$18.37
(a) Unobservable inputs were weighted by transaction volume.

Changes In Net Fair Value Of Derivative Assets And Liabilities Classified As Level 3
The following tables provide a reconciliation of changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy:

For the year ended December 31	2021			2020
	Natural Gas	Electricity	Total	Natural Gas	Electricity	Total
Balance, beginning of year	$(74)	$(19)	$(93)	$(85)	$—	$(85)
Realized and unrealized gains (losses):
Recorded in income	(15)	(25)	(40)	8	(55)	(47)
Recorded in regulatory assets	(28)	—	(28)	(1)	—	(1)
Transfers into Level 3	—	—	—	(1)	—	(1)
Transfers out of Level 3	(1)	—	(1)	1	—	1
Purchases	—	4	4	—	3	3
Settlements	14	(8)	6	4	32	36
Foreign exchange translation	(3)	—	(3)	—	1	1
Balance, end of year	$(107)	$(48)	$(155)	$(74)	$(19)	$(93)

Realized and Unrealized Losses Recorded To Income For Level 3 Measurements	Realized and Unrealized Gains (Losses) Recorded to Income for Level 3 Measurements

Year Ended December 31	2021	2020
Recorded to revenue	$(79)	$(79)
Recorded to cost of sales	39	32
	$(40)	$(47)

Summary of Unrealized Gains (Losses) on Risk Management Contracts
Summary of Unrealized Gains (Losses) on Risk Management Contracts Recognized in Net Income

Year Ended December 31	2021	2020
Natural gas	$6	$32
Energy exports	38	10
Crude oil and NGLs	1	4
NGL frac spread	(13)	(5)
Power	9	(15)
Foreign exchange	(23)	(5)
	$18	$21

Schedule of Offsetting Assets and Liabilities

As at	December 31, 2021
	Gross amounts of recognized assets/liabilities	Gross amounts offset in balance sheet	Netting of collateral	Net amounts presented in balance sheet
Risk management assets (a)
Natural gas	$94	$(22)	$(25)	$47
Energy exports	61	(60)	37	38
NGL frac spread	4	—	—	4
Power	101	(25)	(1)	75
	$260	$(107)	$11	$164

Risk management liabilities (b)
Natural gas	$164	$(22)	$(4)	$138
Energy exports	81	(60)	2	23
Crude oil and condensates	6	—	2	8
NGL frac spread	23	—	—	23
Power	126	(25)	—	101
	$400	$(107)	$—	$293
(a)Net amount of risk management assets on the Balance Sheet is comprised of risk management assets (current) balance of $113 million and risk management assets (non‑current) balance of $51 million.
(b)Net amount of risk management liabilities on the Balance Sheet is comprised of risk management liabilities (current) balance of $128 million and risk management liabilities (non‑current) balance of $165 million.

As at	December 31, 2020
	Gross amounts of recognized assets/liabilities	Gross amounts offset in balance sheet	Netting of collateral	Net amounts presented in balance sheet
Risk management assets (a)
Natural gas	$104	$(38)	$(3)	$63
Energy exports	86	(86)	36	36
Crude oil and NGLs	1	—	—	1
Power	30	(8)	—	22
Foreign exchange	27	(3)	(1)	23
	$248	$(135)	$32	$145

Risk management liabilities (b)
Natural gas	$173	$(38)	$(3)	$132
Energy exports	153	(86)	—	67
NGL frac spread	6	—	—	6
Power	58	(8)	1	51
Foreign exchange	3	(3)	—	—
	$393	$(135)	$(2)	$256
(a)Net amount of risk management assets on the Balance Sheet is comprised of risk management assets (current) balance of $98 million and risk management assets (non‑current) balance of $47 million.
(b)Net amount of risk management liabilities on the Balance Sheet is comprised of risk management liabilities (current) balance of $111 million and risk management liabilities (non‑current) balance of $145 million.

Cash Collateral

The following table presents collateral not offset against risk management assets and liabilities:

As at	December 31, 2021	December 31, 2020
Collateral posted with counterparties	$9	$4
Cash collateral held representing an obligation	$2	$—
The following table shows the aggregate fair value of all derivative instruments with credit-related contingent features that are in a liability position, as well as the maximum amount of collateral that would be required if specific credit-risk-related contingent features underlying these agreements were triggered:

As at	December 31, 2021	December 31, 2020
Risk management liabilities with credit-risk-contingent features	$42	$32
Maximum potential collateral requirements	$21	$26

Schedule of Notional Amounts of Outstanding Derivative Positions
AltaGas had the following forward contracts and commodity swaps outstanding related to the activities in the energy services business as at December 31, 2021 and 2020:

December 31, 2021	Fixed price (per GJ)	Period (months)	Notional volume (GJ)	Fair Value
Sales	1.75 to 10.8	1-142	259,750,059	$(8)
Purchases	1.75 to 10.8	1-143	606,923,548	$(102)
Swaps	2.95 to 7.42	1-55	201,266,412	$19

December 31, 2020	Fixed price (per GJ)	Period (months)	Notional volume (GJ)	Fair Value
Sales	1.58 to 7.86	1-157	590,054,996	$32
Purchases	1.58 to 6.47	1-240	1,522,958,497	$(106)
Swaps	2.29 to 7.86	1-60	288,613,586	$5

December 31, 2021	Fixed price (per Bbl)	Period (months)	Notional volume (Bbl)	Fair Value
Swaps	41.18 to 97.12	1-12	864,000	$(8)

December 31, 2020	Fixed price (per Bbl)	Period (months)	Notional volume (Bbl)	Fair Value
Swaps	19.92 to 62.59	1-9	901,000	$1
AltaGas had the following contracts outstanding as at December 31, 2021:

December 31, 2021	Fixed price (per Bbl)	Period (months)	Notional volume (Bbl)	Fair Value
Propane and butane swaps	5.2 to 115.54	1-15	38,860,780	$15

December 31, 2020	Fixed price (per Bbl)	Period (months)	Notional volume (Bbl)	Fair Value
Propane and butane swaps	3.57 to 61.46	1-36	37,425,488	$(31)
AltaGas entered into a series of swaps to lock in a portion of the volumes exposed to NGL frac spread. AltaGas had the following contracts outstanding as at December 31, 2021 and 2020:

December 31, 2021	Fixed price	Period (months)	Notional volume		Fair Value
Propane swaps	33.14 to 59.75/Bbl	1-12	2,099,243	Bbl	$(15)
Butane swaps	36.19 to 36.20/Bbl	1-3	18,967	Bbl	$(1)
Crude oil swaps	63.25 to 89.86/Bbl	1-12	369,495	Bbl	$(4)
Natural gas swaps	2.54 to 3.89/GJ	1-12	11,873,390	GJ	$1

December 31, 2020	Fixed price	Period (months)	Notional volume		Fair Value
Propane swaps	28.83 to 35.36/Bbl	1-12	1,270,350	Bbl	$(5)
Butane swaps	32.45 to 34.02/Bbl	1-12	307,784	Bbl	$(1)
Crude oil swaps	60.08 to 61.95/Bbl	1-12	123,120	Bbl	$—
Natural gas swaps	1.58 to 1.86/GJ	1-12	7,281,570	GJ	$—
AltaGas had the following power commodity forward contracts and commodity swaps outstanding as at December 31, 2021 and 2020:

December 31, 2021	Fixed price (per MWh)	Period (months)	Notional volume (MWh)	Fair Value
Power sales	27.19 to 93.94	1-42	4,938,045	$(60)
Power purchases	27.19 to 93.94	1-53	6,393,003	$69
Swap purchases	(8.13) to 86.84	1-41	22,845,569	$(35)

December 31, 2020	Fixed price (per MWh)	Period (months)	Notional volume (MWh)	Fair Value
Power sales	24.56 to 61.75	1-33	5,482,242	$13
Power purchases	24.56 to 61.88	1-63	8,848,007	$(18)
Swap purchases	(6.26) to 74.26	1-44	24,081,519	$(24)
The following foreign exchange forward contracts were outstanding as at December 31, 2021:

Foreign exchange forward contract	Notional Amount (US$ millions)	Duration	Weighted average foreign exchange rate	Fair Value
Foreign exchange swaps (purchases)	US$10	Less than one year	1.2640	Less than $1 million

The following foreign exchange forward contracts were outstanding as at December 31, 2020:

Foreign exchange forward contract	Notional Amount (US$ millions)	Duration	Weighted average foreign exchange rate	Fair Value
Forward USD sales	US$29	Less than one year	1.3591	$3
Forward USD purchases	US$356	Less than one year	1.2824	$(3)
Foreign exchange swaps (sales)	US$410	Less than one year	1.3322	$23

Summary of Potential Impact on Pre-Tax Income Due to Change in Fair Value of Price Risk Derivatives
The table below provides the potential impact on pre-tax income due to changes in the fair value of risk management contracts in place as at December 31, 2021:

Factor	Increase or decrease to forward prices	Increase or decrease to income before tax ($ millions)
PJM power price	US$1/MWh	1
NYMEX natural gas price	US$0.50/GJ	39
Energy Exports:
Propane Far East Index to domestic supply	$1/Bbl	(9)
Baltic LPG Freight	$1/Bbl	5
NGL frac spread:
Natural gas	$0.50/GJ	6

Schedule of Accounts Receivable Past Due or Impaired

As at December 31, 2021	Total	AR accruals	Receivables impaired	Less than 30 days	31 to 60 days	61 to 90 days	Over 90 days
Trade receivable	$1,431	$560	$39	$703	$52	$24	$53
Other	35	—	—	35	—	—	—
Allowance for credit losses	(39)	—	(39)	—	—	—	—
	$1,427	$560	$—	$738	$52	$24	$53

As at December 31, 2020	Total	AR accruals	Receivables impaired	Less than 30 days	31 to 60 days	61 to 90 days	Over 90 days
Trade receivable	$1,465	$396	$41	$906	$52	$17	$53
Other	20	—	—	20	—	—	—
Allowance for credit losses	(41)	—	(41)	—	—	—	—
	$1,444	$396	$—	$926	$52	$17	$53

The following table provides a summary of changes to the allowance for credit losses by segment and major type:

	Year Ended December 31, 2021
	Accounts Receivable	Contract Assets (a)	Other long-term investments and other assets	Total
Utilities
Balance, beginning of period	$40	$—	$—	$40
Adjustments to allowance (b)	15	—	—	15
Written off	(22)	—	—	(22)
Recoveries collected	5	—	—	5
Balance, end of period	$38	$—	$—	$38
Midstream
Balance, beginning of period	$1	$1	$2	$4
New allowance	—	—	(2)	(2)
Balance, end of period	$1	$1	$—	$2
Total	$39	$1	$—	$40
(a)An allowance for credit loss is assessed quarterly and is recorded based on historical default rates published by external credit rating agencies and a rate associated with the estimated time frame that the contract asset will be billed to the customer.
(b)Includes $5 million recorded to a regulatory asset relating to the impact of COVID-19 on uncollectible accounts.

	Year Ended December 31, 2020
	Accounts Receivable	Contract Assets (a)	Other long-term investments and other assets (b)	Total
Utilities
Balance, beginning of period	$31	$—	$—	$31
Adjustment upon adoption of ASC 326 (c)	2	—	—	2
Foreign exchange translation	(1)	—	—	(1)
New allowance (d)	32	—	—	32
Written off	(28)	—	—	(28)
Recoveries collected	4	—	—	4
Balance, end of period	$40	$—	$—	$40
Midstream
Balance, beginning of period	$1	$—	$—	$1
Adjustment upon adoption of ASC 326	—	1	3	4
Recoveries collected	—	—	(1)	(1)
Balance, end of period	$1	$1	$2	$4
Corporate/Other
Balance, beginning of period	$2	$—	$—	$2
Adjustment upon adoption of ASC 326	—	—	1	1
Written off	(2)	—	—	(2)
Recoveries collected	—	—	(1)	(1)
Balance, end of period	$—	$—	$—	$—
Total	$41	$1	$2	$44
(a)An allowance for credit loss is assessed quarterly and is recorded based on historical default rates published by external credit rating agencies and a rate associated with the estimated time frame that the contract asset will be billed to the customer.
(b)Includes loan to affiliate, which is no longer outstanding at December 31, 2020, and other long-term receivables. An allowance for credit loss is assessed quarterly and is recorded based on historical default rates published by external credit rating agencies and a rate commensurate with the period in which the receivable is expected to be collected.
(c)Based on previous collection experience, AltaGas did not record an allowance for credit losses for its contract assets associated with its energy management services projects with the U.S. federal government.
(d)Includes $8 million recorded to a regulatory asset relating to the impact of COVID-19 on uncollectible accounts.

Schedule of Contractual Maturities for Financial Liabilities
AltaGas had the following contractual maturities with respect to financial liabilities:

	Contractual maturities by period
As at December 31, 2021	Total	Less than 1 year	1-3 years	4-5 years	After 5 years
Accounts payable and accrued liabilities	$1,544	$1,544	$—	$—	$—
Short-term debt	169	169	—	—	—
Other current liabilities (a)	43	43	—	—	—
Risk management contract liabilities	293	128	85	25	55
Current portion of long-term debt (b)	506	506	—	—	—
Long-term debt (b)	7,639	—	1,356	1,775	4,508
	$10,194	$2,390	$1,441	$1,800	$4,563
(a)Excludes non-financial liabilities.
(b)Excludes deferred financing costs, discounts, finance lease liabilities, and the fair value adjustment on the WGL Acquisition.

	Contractual maturities by period
As at December 31, 2020	Total	Less than 1 year	1-3 years	4-5 years	After 5 years
Accounts payable and accrued liabilities	$1,561	$1,561	$—	$—	$—
Dividends payable	22	22	—	—	—
Short-term debt	256	256	—	—	—
Other current liabilities (a)	37	37	—	—	—
Risk management contract liabilities	256	111	51	22	72
Current portion of long-term debt (b)	356	356	—	—	—
Long-term debt (b)	7,581	—	1,771	1,324	4,486
	$10,069	$2,343	$1,822	$1,346	$4,558
(a)Excludes non-financial liabilities.
(b)Excludes deferred financing costs, discounts, finance lease liabilities, and the fair value adjustment on the WGL Acquisition.